Warrants (Details Narrative) - $ / shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant [Member]
Number of shares	567,336	2,053,145	1,089,474
Weighted average remianing years	4 years 5 days
Weighted average exercise price	$ 2.66	$ 2.63	$ 4.00
$2.50 [Member]
Number of shares	507,173
Weighted average remianing years	4 years 3 months 9 days
Weighted average exercise price	$ 2.50
$3.75 [Member]
Number of shares	48,395
Weighted average remianing years	1 year 1 month 6 days
Weighted average exercise price	$ 3.75
$5.00 [Member]
Number of shares	11,768
Weighted average remianing years	1 year 3 months 7 days
Weighted average exercise price	$ 5.00